NET EARNINGS PER SHARE - (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Earnings Per Share [Abstract]
Net earnings attributable to Varex	$ 15.5	$ 27.5	$ 51.6
Weighted average shares outstanding - basic (in shares)	38.2	37.9	37.6
Dilutive effect of potential common shares (in shares)	0.4	0.5	0.4
Weighted average shares outstanding - diluted (in shares)	38.6	38.4	38.0
Net earnings per share attributable to Varex - basic (in USD per share)	$ 0.41	$ 0.73	$ 1.37
Net earnings per share attributable to Varex - diluted (in USD per share)	$ 0.40	$ 0.72	$ 1.36
Anti-dilutive employee shared based awards, excluded (in shares)	1.9	1.2	1.0